Borrowings from Financial Institutions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about borrowings [text block] [Abstract]
Schedule of borrowings from financial institutions
	As of December 31,
	2020	2019
Current portion of long-term borrowings	$494,994	$1,969,666
Long-term borrowings	993,869	199,447
Borrowings from financial institutions	$1,488,863	$2,169,113